Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding (FY) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	1,185,270	1,526,468	1,185,270	1,526,468	1,505,799,000	1,589,626,000
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	250,897	364,975	250,897	364,975	344,306,000	304,823,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	934,373	1,161,493	934,373	1,161,493	1,161,493,000	1,284,803,000